SHORT TERM LOAN AND DEBENTURES (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands											3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 07, 2017 USD ($) $ / shares shares	May 11, 2017 USD ($) $ / shares shares	May 10, 2017 USD ($)	Apr. 13, 2017 USD ($) $ / shares shares	Mar. 24, 2017 USD ($)	Mar. 14, 2017 USD ($) $ / shares shares	Feb. 14, 2017 USD ($) $ / shares shares	Feb. 07, 2017 USD ($)	Dec. 23, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 22, 2017 $ / shares	May 18, 2016 $ / shares	Nov. 01, 2015 USD ($) $ / shares shares
Proceeds from short term loans												$ 1,500	$ 50	$ 750
Exercise price (in dollars per share) | $ / shares															$ 3.30	$ 7.54
Amortization expenses of debenture											€ 11			$ 298
First Amendment to Senior Debentures [Member]
Principal balance						$ 2,000
Number of shares called by warrants | shares																	61,544
Percentage of average reported closing price						80.00%
Number of trading days						5 days
Start of conversion period of debentures						6 months
End of conversion period of debentues						10 days
Offering amount																	$ 3,000
Gross proceeds from debenture offering subscription agreement										$ 3,000
First Amendment to Senior Debentures [Member] | First 50% [Member]
Exercise price (in dollars per share) | $ / shares																	$ 0.05
First Amendment to Senior Debentures [Member] | Second 50% [Member]
Exercise price (in dollars per share) | $ / shares																	$ 0.075
October Financing [Member]
Proceeds from short term loans			$ 250
Percentage of per share price of common stock in public offering			80.00%
Viskoben Loan Agreement [Member]
Debt face amount									$ 200
Interest rate									30.00%
Interest rate - quarterly									10.00%
Debt term									90 days
October Financing [Member]
Debt face amount				$ 2,000			$ 1,500
Principal balance	$ 817											$ 817
Increase in debt amount				$ 500			500
Proceeds from short term loans		$ 250			$ 250		$ 250	$ 250
Number of shares called by warrants | shares		25,462	25,462		25,462		25,462	25,642
Exercise price (in dollars per share) | $ / shares		$ 9.75	$ 9.75		$ 9.75		$ 9.75	$ 9.75
Percentage of per share price of common stock in public offering		80.00%			80.00%		80.00%	80.00%
Public offering amount								$ 15,000
Repayment of note	$ 1,000